Investments in Subsidiaries - Subsidiary having Non-controlling Interests that are Material to the Group (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Disclosure of subsidiaries [line items]
Accumulated balances of material NCI	¥ 2,949,097		¥ 2,826,118		$ 415,155
Profit allocated to material NCI	¥ 137,338	$ 19,334	¥ 117,080	¥ 135,221
Guangxi Yuchai Machinery Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by NCI	23.60%	23.60%	23.60%	23.60%
Accumulated balances of material NCI	¥ 2,741,359		¥ 2,627,354	¥ 2,574,669	$ 385,911
Profit allocated to material NCI	135,173	$ 19,029	114,700	153,500
Dividends paid to material NCI	¥ 35,702	$ 5,026	¥ 103,199	¥ 203,753